Notes to income statement - Restructuring expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) plant	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Restructuring And Related Costs [Line Items]
Expenses related to restructuring including impairment	€ 4,612	€ 27,920	€ 0
Expenses related to restructuring including impairment, cash items		15,800
Impairment loss (reversal of impairment loss) recognised in profit or loss		12,100
Expense of restructuring activities	€ 4,612	17,623	€ 0
Impairment of fixed assets, non-cash		10,300
South Korea
Restructuring And Related Costs [Line Items]
Number of plants consolidated | plant	2
Personnel Related Expenses
Restructuring And Related Costs [Line Items]
Expense of restructuring activities		6,100
Demolition And Removal Costs
Restructuring And Related Costs [Line Items]
Expense of restructuring activities		4,600
Ground Remediation Costs
Restructuring And Related Costs [Line Items]
Expense of restructuring activities		€ 3,600